Related Party Transactions and Balances (Details) - Schedule of Due from Related Parties - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Due from Related Parties [Line Items]
Accounts receivable			$ 1,675,751
Other receivable	[1]	18,311	1,377,700
Total		18,311	3,053,451
Merit Zone [Member]
Schedule of Due from Related Parties [Line Items]
Accounts receivable			1,651,649
Skinist Global [Member]
Schedule of Due from Related Parties [Line Items]
Accounts receivable			24,102
Other receivable	[1]		116,749
Skinist Shanghai [Member]
Schedule of Due from Related Parties [Line Items]
Other receivable	[1]	18,311	237,686
Jingrong [Member]
Schedule of Due from Related Parties [Line Items]
Other receivable	[1]		1,920
Jingqi [Member]
Schedule of Due from Related Parties [Line Items]
Other receivable	[1]		$ 1,021,345

[1]	As of December 31, 2023 and 2022, the other receivables due from related parties represented the administrative expenses paid by the Company on behalf of the related parties. The balances were interest free and were receivable on demand.